UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one):	[ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Paulson & Co. Inc.
Address:  		650 Fifth Avenue
			New York, NY 10019
13F File Number:  	028-10010

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Paulson
Title:  President
Phone:  212-956-2221

Signature:		Place:			Date of Signing:
John Paulson		New York, NY		May 14, 2003

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		1
Form 13F Information Table Entry Total:		31
Form 13F Information Table Value Total:		$234,719

List of Other Included Managers:

No.	Form 13F File Number	Name

01	028-10011		Paulson Management LLC

FORM 13F INFORMATION TABLE
                                                     VALUE  SHRS OR SH/ PUT/  INVEST  OTHER VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN CALL DSCRETN  MGRS   SOLE  SHARED  NONE
AT&T Corp                     COMMON     001957505       357   22028 SH        SOLE           22028
Airborne Inc                  COMMON     009269101      7844  400000 SH      DEFINED   01    400000
Allen Telecom Inc             COMMON     018091108       829   85000 SH      DEFINED   01     85000
Amgen Inc                     COMMON     031162100      3007   52258 SH        SOLE           52258
Anthem Inc                    COMMON     03674B104      3084   46547 SH        SOLE           46547
Canadian Nat Res Ltd          COMMON     136385101       320    9376 SH        SOLE            9376
Cardinal Health Inc           COMMON     14149Y108     10811  189774 SH        SOLE          189774
ConocoPhillips                COMMON     20825C104      7349  137100 SH        SOLE          137100
Encana Corp                   COMMON     292505104      9563  294399 SH        SOLE          294399
Energy East Corp              COMMON     29266M109       527   29609 SH        SOLE           29609
Enzon Pharmaceuticals Inc     COMMON     293904108      1787  157464 SH      DEFINED   01    157464
Fording Cdn Coal Tr          TR UNIT     345425102      9015  463378 SH      DEFINED   01    463378
General Elec Co               COMMON     369604103      4205  164885 SH        SOLE          164885
General Mtrs Corp              CL H      370442832      5476  488900 SH      DEFINED   01    488900
Hewlett Packard Co            COMMON     428236103      7134  458800 SH        SOLE          458800
Hispanic Broadcasting Cor      CL A      43357B104      6442  311817 SH      DEFINED   01    311817
Household Intl Inc            COMMON     441815107     16858  596100 SH      DEFINED   01    596100
Magna Intl Inc                 CL A      559222401       208    3991 SH        SOLE            3991
Monsanto Co                   COMMON     61166W101       494   30122 SH        SOLE           30122
Nabors Industries Ltd          SHS       G6359F103       554   13885 SH        SOLE           13885
Networks Assocs Inc           COMMON     640938106      1371   99262 SH        SOLE           99262
Northrop Grumman Corp         COMMON     666807102      2227   25958 SH        SOLE           25958
Ocean Energy Inc              COMMON     67481E106     20000 1000000 SH      DEFINED   01   1000000
Pharmacia Corp                COMMON     71713U102     31869  736000 SH      DEFINED   01    736000
Price Communications Corp     COMMON     741437305     12020 1005000 SH      DEFINED   01   1005000
Prologis                    SH BEN INT   743410102       505   19939 SH        SOLE           19939
Quintiles Transnational C     COMMON     748767100     42560 3500000 SH      DEFINED   01   3500000
Scios Inc                     COMMON     808905103     10032  227700 SH      DEFINED   01    227700
USA Interactive               COMMON     902984103     11552  431189 SH        SOLE          431189
Wellpoint Health Network      COMMON     94973H108      1960   25542 SH        SOLE           25542
Whitman Ed Group Inc          COMMON     966524100      4760  350000 SH      DEFINED   01    350000

                                                      234719